ACQUISITIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 22, 2021	Oct. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Total purchase price, net of cash acquired			$ 74,736	$ 20,214
Net working capital adjustment receivable			750
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill			$ 115,750	$ 101,672	$ 115,158	$ 91,782
GL International, LLC
Business Acquisition [Line Items]
Total purchase price	$ 79,700	$ 79,700
Total purchase price in cash	79,700
Total purchase price, net of cash acquired	74,700	74,700
Cash acquired	5,000	5,000
Net working capital adjustment receivable	800	800
Business acquisition, transaction costs	2,400	2,400
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Total consideration	79,743	79,743
Cash	5,007	5,007
Trade receivables	10,639	10,639
Inventories	11,854	11,854
Prepaid expenses and other current assets	3,949	3,949
Property and equipment	1,402	1,402
Intangible assets	46,700	46,700
Total assets acquired	79,551	79,551
Accounts payable	3,536	3,536
Accrued expenses and other current liabilities	8,853	8,853
Other long-term liabilities	524	524
Total liabilities assumed	12,913	12,913
Total fair value of net assets acquired, excluding goodwill:	66,638	66,638
Goodwill	$ 13,105	$ 13,105			$ 13,100